RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Ship Finance International Limited

Pursuant to the charter party agreements for the eight Capesize vessels with Ship Finance, the daily time charter rate fluctuates during the charter term and the contractual hire payments are straight-lined over the lease term. During the six months ended June 30, 2017 and June 30, 2016, the following amounts were paid and recorded:

(in thousands of $)	2017	2016
Contractual charter hire payments	15,826	15,372
Expensed charter hire payments	13,990	12,055
Prepaid charter hire payments (Note 11)	1,836	3,317

We are the commercial manager for vessels owned and operated by Ship Finance. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2017 and June 30, 2016 were as follows:

	2017	2016
Number of dry bulk vessels managed	14	14
Daily commercial management fee per dry bulk vessel	$125	$125
Number of container vessels managed	9	9
Daily commercial management fee per container vessel	$75	$75

Seatankers Management Co, Ltd

We are the commercial manager for vessels owned and operated by Seatankers. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2017 and June 30, 2016 were as follows:

	2017	2016
Number of dry bulk vessels managed	22	21
Daily commercial management fee per dry bulk vessel	$125	$125

United Freight Carriers LLC
Pursuant to the LLC agreement, we received nil in the six months ended June 30, 2017 for management and administration services provided to UFC (six months ended June 30, 2016: $ 0.2 million).

Capesize Chartering Ltd
In the six months ended June 30, 2017, we recorded revenue sharing of $2.8 million pursuant to the revenue sharing agreement (six months ended June 30, 2016: $0.3 million).

Management Agreements

Technical Supervision Services
The Company receives technical supervision services from Frontline Ltd. Pursuant to the terms of the agreement, Frontline Ltd. receives a management fee of $30,555 per vessel in 2017 ($31,875 per vessel in 2016). This fee is subject to annual review. Frontline Ltd. also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management
The ship management of the Company's vessels is provided by external ship managers, except for 18 vessels (December 31, 2016: 15 vessels), which is provided by Seateam Management Pte. Ltd., a majority owned subsidiary of Frontline Ltd.

Other Management Services
We aim to operate efficiently through utilizing competence from Frontline Ltd. or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. Specifically, we receive certain services from Frontline Ltd. in relation to Sarbanes Oxley Act compliance. We currently pay a fee of $20,000 (June 30, 2016: $115,000) per quarter for this service. We also receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter.

A summary of net amounts charged by related parties in the six months ended June 30, 2017 and June 30, 2016 is as follows:

(in thousands of $)	2017	2016
Golden Opus Inc	482	266
Frontline Management (Bermuda) Ltd	1,796	3,765
Ship Finance International Limited	13,990	12,055
Seateam Management Pte Ltd	1,407	954
Seatankers Management Co., Ltd	1,945	700
Capesize Chartering Ltd	20	35

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in the six months ended June 30, 2017 and June 30, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	370	404
Seatankers Management Co Ltd	478	474
United Freight Carriers LLC	—	150
Capesize Chartering Ltd	2,794	330

Net amounts charged to related parties mainly comprise of commercial management fees.

A summary of balances due from related parties as of June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Frontline Ltd.	2,356	1,523
Ship Finance International Limited	369	2
United Freight Carriers	—	—
Seatankers Management Co Ltd	471	77
Golden Opus Inc	89	3
Capesize Chartering Ltd	185	322
	3,470	1,927

A summary of balances owed to related parties as of June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017		2016
Golden Opus Inc	—		73
Frontline Ltd.	906		1,044
Seateam Management Pte Ltd	—	—	—
Seatankers Management Co Ltd	—		270
Capesize Chartering Ltd	—		—
Sterna Finance Ltd	22,500		—
	23,406		1,387

As at June 30, 2017 and December 31, 2016, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. In addition, certain payables and receivables arise when we pay an invoice on behalf of a related party and vice versa.

Hemen, the company's largest shareholder, owns $93.6 million of the Convertible Bond, which is convertible into 1,061,826 of our common shares at an exercise price of $88.15 per share.

In the first quarter of 2017, the Company entered into agreements to acquire two ice-class Panamax vessels from affiliates of Hemen. We agreed a consideration of 3.3 million shares of the Company and a seller's credit of $22.5 million that matures in June 2019, with no fixed amortization and with interest rate of LIBOR plus a margin of 3.0%. The agreed purchase price approximates the fair value of the vessels. The vessels were delivered in June 2017 the seller's credit is guaranteed by a non-recourse subsidiary of the parent company.